Property, plant and equipment, net	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net
Property, plant and equipment, net

5                                         Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Buildings and leasehold improvements	543,317	583,666	93,685
Machinery and equipment	414,470	447,892	71,892
Motor vehicles	43,973	44,683	7,172
Furniture, fixtures and office equipment	86,207	93,331	14,981
Construction-in-progress	194,196	114,953	18,451
	1,282,163	1,284,525	206,181
Less: accumulated depreciation and amortization	(381,417)	(443,893)	(71,250)
	900,746	840,632	134,931
Deposits for purchase of property, plant and equipment	25,069	12,914	2,073
Property, plant and equipment, net	925,815	853,546	137,004

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US $

Costs of materials and production	32,135	28,526	30,316	4,866
Research and development	14,972	25,222	37,395	6,003
Sales, marketing and distribution	296	302	269	43
General and administrative	29,573	31,269	27,195	4,365
Total depreciation expense	76,976	85,319	95,175	15,277

The Group capitalizes interest cost as a component of the cost of construction in progress. Interest incurred consists of the following:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Interest cost capitalized	4,468	2,741	1,672	268
Interest cost charged to income	19,920	42,342	69,258	11,117
Total interest cost incurred	24,388	45,083	70,930	11,385